Debt and Capital Lease Obligations (Senior Notes, Debt Issuance Costs and Loss on Modification and Extinguishment of Debt) - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended						9 Months Ended	1 Months Ended				9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2010 Senior Secured Credit Facility	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption on March 15, 2015	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption On March 15, 2016	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption on March 15, 2017	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes 8.75 % Second Priority Senior Secured Notes Optional Redemption prior to March 15, 2015	Mar. 20, 2012 10.875% Senior Notes	Jan. 20, 2012 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Oct. 31, 2012 10.875% Senior Notes Subsequent Event	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On Prior To November 15, 2011	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption on November 15, 2011	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption on November 15, 2011	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2012	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2012	Sep. 29, 2012 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2013	Dec. 31, 2011 10.875% Senior Notes 10.875 % Senior Notes Optional Redemption On November 15, 2013	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes	Apr. 07, 2011 Seven Point Seven Five Percentage Senior Notes	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2014	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2014	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2015	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2015	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2016	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2016	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2017	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On April 15, 2017	Sep. 29, 2012 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On Prior To April 15, 2014	Dec. 31, 2011 Seven Point Seven Five Percentage Senior Notes 7.75 % Senior Notes Optional Redemption On Prior To April 15, 2014	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2013	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2013	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2014	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2014	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2015	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2015	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2016	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On October 15, 2016	Sep. 29, 2012 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On Prior To October 15, 2013	Dec. 31, 2011 9.75% Senior Subordinated Notes 9.75 % Senior Subordinated Notes Optional Redemption On Prior To October 15, 2013	Sep. 29, 2012 Nine Point Seven Five Percentage Senior Subordinated Notes	Dec. 31, 2011 Nine Point Seven Five Percentage Senior Subordinated Notes	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Subsequent Event	Oct. 01, 2012 9.875% Senior Notes Subsequent Event	Dec. 31, 2010 11.75% Notes
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount													$ 230,000,000					$ 230,000,000		$ 100,000,000	$ 575,000,000														$ 300,000,000														$ 300,000,000	$ 300,000,000													$ 100,000,000	$ 440,000,000
Debt instrument, stated percentage rate										8.75%		8.75%	8.75%	104.375%	102.188%	100.00%	108.75%			10.875%	10.875%	10.875%	10.875%	10.875%									7.75%	7.75%												9.75%	9.75%	9.75%
Credit facility, maturity year																				2014
Total gross proceeds of notes																				105,000,000
Repayment of existing term loans																				101,500,000
Market Value										244,400,000												465,000,000	627,800,000			481,900,000							276,800,000	237,000,000												252,000,000	232,500,000
Redemption price																										100.00%	105.438%	105.438%	102.719%	102.719%	100.00%	100.00%				105.813%	105.813%	103.875%	103.875%	101.938%	101.938%	100.00%	100.00%	107.75%	107.75%						107.313%	107.313%	104.875%	104.875%	102.438%	102.438%	100.00%	100.00%	109.75%	109.75%
Repurchase price percentage										101.00%												101.00%	101.00%										101.00%	101.00%																											101.00%	101.00%
Debt instrument maturity date											Mar. 15, 2018										Nov. 15, 2014												Apr. 15, 2018	Apr. 15, 2018												Oct. 15, 2017	Oct. 15, 2017
Percentage of debt redeemed																	35.00%	102.00%																										35.00%	35.00%														35.00%	35.00%
Percentage of aggregate principal amount of notes to be outstanding										65.00%																							65.00%	65.00%												65.00%	65.00%
Arrangement and lender consent fees related to the amendment			(9,398,000)	(2,065,000)	(2,065,000)	(19,798,000)		2,100,000	1,100,000
Loss on modification and extinguishment of debt			(9,398,000)			(19,798,000)
Premiums included in loss						13,000,000
Non-cash write off of unamortized debt issuance costs			800,000			4,300,000
Capitalized debt issuance costs			15,900,000		7,700,000	10,300,000			1,400,000
Redemption of notes																																																																	200,000,000
Unamortized debt issuance costs	42,900,000		42,900,000		34,000,000	34,100,000
Amortization of debt issuance costs	2,500,000	2,000,000	7,100,000	5,800,000	7,700,000	7,700,000	12,700,000
Percentage of premium																			5.00%
Aggregate principal amount of debt repurchased																		210,000,000
Total purchase price of notes repurchased																		214,200,000
Accrued and unpaid interest through the redemption date																		7,900,000
Loss on modification and extinguishment of debt			9,400,000
Arrangement, amendment and other fees of debt			8,600,000
Repayments of Debt																									$ 465,000,000